November 24, 1997



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Re:  Dreyfus 100% U.S. Treasury Money Market Fund
     Registration Statement File No. 33-00823
     CIK No. 0000779128


Dear Sir or Madam:

     Pursuant to Rule 497(e) under the Securities Act of 1933, the supplement dated November 15, 1997 to the Prospectus dated May 1, 1997 of the above-referenced Fund, filed on November 6, 1997, is no longer in use for this Fund as the information does not pertain to this Fund.

     Please address any comments or questions to the attention of the undersigned at (212) 922-6822.

                                   Very truly yours,




                                   Diane C. Eaton


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